Non-cancelable operating lease and capital lease - Detail (Detail) - USD ($) $ in Millions	Dec. 02, 2017	Feb. 25, 2017
2017		$ 770.0
2018		707.6
2019		620.0
2020		551.1
2021		465.4
Thereafter		2,552.6
Total future minimum obligations		5,666.7
2017		204.4
2018		178.4
2019		165.9
2020		149.5
2021		135.3
Thereafter		742.2
Total future minimum obligations		1,575.7
Less interest		(621.7)
Present value of net future minimum lease obligations		954.0
Less current portion	$ (99.3)	(114.7)
Long-term obligations	$ 774.1	$ 839.3